Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 34.477948	$ 35,153,190	$ 37,648,782
Percentage of Total Revenue		100.00%	100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 10,693,948	$ 11,205,580	$ 12,045,914
Percentage of Total Revenue		31.00%	31.90%	32.00%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 4,074,052	$ 4,556,538	$ 4,822,354
Percentage of Total Revenue		11.80%	13.00%	12.80%
ATM Management [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 8,897,939	$ 10,809,497	$ 12,542,613
Percentage of Total Revenue		25.80%	30.70%	33.30%
Cash Processing (CPC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 2,789,818	$ 3,034,360	$ 2,842,209
Percentage of Total Revenue		8.10%	8.60%	7.50%
Cash Center Operations (CCT) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 2,209,055	$ 2,802,171	$ 3,256,423
Percentage of Total Revenue		6.40%	8.00%	8.60%
Consolidate Cash Center (CCC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 456,720	$ 182,263
Percentage of Total Revenue		1.30%	0.50%
Cheque Center Service (CDC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 4,562	$ 59,923	$ 61,197
Percentage of Total Revenue		0.00%	0.20%	0.20%
Others [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total	[1]	$ 10,149	$ 5,270	$ 399,977
Percentage of Total Revenue	[1]	0.10%	0.00%	1.10%
Cash Deposit Management Solutions (GDM) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 1,771,380	$ 1,644,611	$ 1,457,307
Percentage of Total Revenue		5.10%	4.70%	3.90%
Robotic AI solutions [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 1,272,236	$ 368,659	$ 220,788
Percentage of Total Revenue		3.70%	1.00%	0.60%
Information security [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 512,300	$ 484,318
Percentage of Total Revenue		1.50%	1.40%
General security solutions [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 1,785,789
Percentage of Total Revenue		5.20%

[1]	Others includes revenues from express cash, coin processing services and international shipment.